Distribution of Total Assets by Geographical Area (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Segment Reporting Information [Line Items]
Assets	$ 1,104,894	$ 1,035,467
Ireland
Segment Reporting Information [Line Items]
Assets	418,507	414,510
Rest Of Europe
Segment Reporting Information [Line Items]
Assets	230,992	216,313
U.S.
Segment Reporting Information [Line Items]
Assets	408,123	363,527
Rest of World
Segment Reporting Information [Line Items]
Assets	$ 47,272	$ 41,117